UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2005
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Jet Capital Investors, L.P.
           --------------------------------------------------
Address:   667 Madison Avenue, 9th Floor
           --------------------------------------------------
           New York, New York 10021
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-11127
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Alan S. Cooper
           --------------------------------------------------
Title:     Managing Member of Jet Capital Investors, GP, L.L.C.
           --------------------------------------------------
Phone:     (212) 372-2519
           --------------------------------------------------

Signature, Place, and Date of Signing:

         /s/ Alan S. Cooper             New York, NY          11/14/2005
       ------------------------   -----------------------   ---------------
             [Signature]               [City, State]            [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        66
                                               -------------

Form 13F Information Table Value Total:        389,192
                                               -------------
                                               (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------------
                                                           VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- -------- ------
ACXIOM CORP                       COM            005125109    2,059   110,000 SH       DEFINED               110,000
--------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- -------- ------
ALTRIA GROUP INC                  COM            02209S103    1,568    21,273 SH       DEFINED                21,273
--------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- -------- ------
ARTESYN TECHNOLOGIES INC          COM            043127109    4,371   469,964 SH       DEFINED               469,964
--------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- -------- ------
AXONYX INC                        COM            05461R101      767   666,834 SH       DEFINED               666,834
--------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- - ------- -------- ------
BROADVISION INC                   COM NEW        111412607      479   583,900 SH       DEFINED               583,900
--------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- -------- ------
CEDAR SHOPPING CTRS INC           COM NEW        150602209    4,249   293,651 SH       DEFINED               293,651
--------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- -------- ------
CHARTER COMMUNICATIONS INC D      CL A           16117M107      543   362,000 SH       DEFINED               362,000
--------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- -------- ------
CHECKERS DRIVE-IN RESTAURANT      COM NEW        162809305      606    39,653 SH       DEFINED                39,653
--------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- -------- ------
COMPUTER HORIZONS CORP            COM            205908106      724   164,100 SH       DEFINED               164,100
--------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- -------- ------
E PIPHANY INC                     COM            26881V100    1,634   389,138 SH       DEFINED               389,138
--------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- -------- ------
EYETECH PHARMACEUTICALS INC       COM            302297106    9,940   553,455 SH       DEFINED               553,455
--------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- -------- ------
FUELCELL ENERGY INC               COM            35952H106      279    25,390 SH       DEFINED                25,390
--------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- -------- ------
GUIDANT CORP                      COM            401698105    7,509   108,998 SH       DEFINED               108,998
--------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- -------- ------
ID BIOMEDICAL CORP                COM            44936D108    3,275   109,000 SH       DEFINED               109,000
--------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- -------- ------
KNIGHT CAPITAL GROUP INC          CL A           499005106   37,903 4,561,161 SH       DEFINED             4,561,161
--------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- -------- ------
LINENS N THINGS INC               COM            535679104    3,880   145,336 SH       DEFINED               145,336
--------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- -------- ------
LIONBRIDGE TECHNOLOGIES INC       COM            536252109    4,185   620,060 SH       DEFINED               620,060
--------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- -------- ------
MASSEY ENERGY CORP                COM            576206106    2,043    40,000 SH       DEFINED                40,000
--------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- -------- ------
MATRIXONE INC                     COM            57685P304    2,384   453,271 SH       DEFINED               453,271
--------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- -------- ------
MBNA CORP                         COM            55262L100   10,449   424,048 SH       DEFINED               424,048
--------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- -------- ------
MCI INC                           COM            552691107   16,367   644,127 SH       DEFINED               644,127
--------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- -------- ------
MPOWER HOLDING CORP               COM NEW        62473L309      626   450,000 SH       DEFINED               450,000
--------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- -------- ------
NTL INC DEL                       COM            62940M104    1,214    18,170 SH       DEFINED                18,170
--------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- -------- ------
O CHARLEYS INC                    COM            670823103    1,554   108,600 SH       DEFINED               108,600
--------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- -------- ------
PEP BOYS MANNY MOE & JACK         COM            713278109    1,107    80,000 SH       DEFINED                80,000
--------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- -------- ------
PETROKAZAKHSTAN INC               COM            71649P102    2,281    41,900 SH       DEFINED                41,900
--------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- -------- ------
PFIZER INC                        COM            717081103    1,386    55,500 SH       DEFINED                55,500
--------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- -------- ------
PROVIDIAN FINL CORP               COM            74406A102    5,459   308,758 SH       DEFINED               308,758
--------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- -------- ------
REGISTER COM INC                  COM            75914G101    2,319   299,619 SH       DEFINED               299,619
--------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- -------- ------
SCO GROUP INC                     COM            78403A106    2,733   653,902 SH       DEFINED               653,902
--------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- -------- ------
SPRINT NEXTEL CORP                COM FON        852061100    9,100   382,672 SH       DEFINED               382,672
--------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- -------- ------
S R TELECOM INC                   COM NEW        78464P208        9    27,800 SH       DEFINED                27,800
--------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- -------- ------
TIME WARNER INC                   COM            887317105   12,383   683,792 SH       DEFINED               683,792
--------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- -------- ------
UNIVISION COMMUNICATIONS INC      CL A           914906102      215     8,090 SH       DEFINED                 8,090
--------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- -------- ------
VERSO TECHNOLOGIES INC            COM            925317109       38   102,243 SH       DEFINED               102,243
--------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- -------- ------
VIACOM INC                        CL B           925524308    8,501   257,522 SH       DEFINED               257,522
--------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- -------- ------
WHIRLPOOL CORP                    COM            963320106      823    10,856 SH       DEFINED                10,856
--------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- -------- ------
YORK INTL CORP NEW                COM            986670107    2,816    50,226 SH       DEFINED                50,226
--------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- -------- ------
ACXIOM CORP                       COM            005125109      468    25,000 SH  CALL DEFINED                25,000
--------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- -------- ------
ALTRIA GROUP INC                  COM            02209S103   99,516 1,350,100 SH  CALL DEFINED             1,350,100
--------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- -------- ------
AMERICAN EXPRESS CO               COM            025816109    9,151   182,000 SH  CALL DEFINED               182,000
--------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- -------- ------
FREESCALE SEMICONDUCTOR INC       COM            35687M107    3,746   160,000 SH  CALL DEFINED               160,000
--------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- -------- ------
GUIDANT CORP                      COM            401698105   12,510   181,600 SH  CALL DEFINED               181,600
--------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- -------- ------
MASSEY ENERGY CORP                COM            576206106    3,064    60,000 SH  CALL DEFINED                60,000
--------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- -------- ------
MCDONALDS CORP                    COM            580135101   12,947   386,600 SH  CALL DEFINED               386,600
--------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- -------- ------
NTL INC DEL                       COM            62940M104    3,393    50,800 SH  CALL DEFINED                50,800
--------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- -------- ------
OFFICEMAX INC DEL                 COM            67622P101    1,584    50,000 SH  CALL DEFINED                50,000
--------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- -------- ------
PFIZER INC                        COM            717081103    5,491   219,900 SH  CALL DEFINED               219,900
--------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- -------- ------
PETROKAZAKHSTAN INC               COM            71649P102    3,581    65,800 SH  CALL DEFINED                65,800
--------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- -------- ------
SEPRACOR INC                      COM            817315104    7,268   123,200 SH  CALL DEFINED               123,200
--------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- -------- ------
TIME WARNER INC                   COM            887317105   10,152   560,600 SH  CALL DEFINED               560,600
--------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- -------- ------
WENDYS INTL INC                   COM            950590109    4,822   106,800 SH  CALL DEFINED               106,800
--------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- -------- ------
WHIRLPOOL CORP                    COM            963320106    2,197    29,000 SH  CALL DEFINED                29,000
--------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- -------- ------
ACXIOM CORP                       COM            005125109    2,059   110,000 SH  PUT  DEFINED               110,000
--------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- -------- ------
BANK OF AMERICA CORPORATION       COM            060505104    8,546   203,000 SH  PUT  DEFINED               203,000
--------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- -------- ------
FOREST LABS INC                   COM            345838906    6,683   171,500 SH  PUT  DEFINED               171,500
--------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- -------- ------
GANNETT INC                       COM            364730101      785    11,400 SH  PUT  DEFINED                11,400
--------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- -------- ------
GUIDANT CORP                      COM            401698105    8,177   118,700 SH  PUT  DEFINED               118,700
--------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- -------- ------
LCA-VISION INC                    COM            501803308    1,344    36,200 SH  PUT  DEFINED                36,200
--------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- -------- ------
CHENIERE ENERGY INC               COM            16411R208    1,654    40,000 SH  PUT  DEFINED                40,000
--------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- -------- ------
MASSEY ENERGY CORP                COM            576206106    1,532    30,000 SH  PUT  DEFINED                30,000
--------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- -------- ------
NEW YORK TIMES CO                 COM            650111107    2,615    87,900 SH  PUT  DEFINED                87,900
--------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- -------- ------
NTL INC DEL                       COM            62940M104    1,216    18,200 SH  PUT  DEFINED                18,200
--------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- -------- ------
PFIZER INC                        COM            717081103    4,073   163,100 SH  PUT  DEFINED               163,100
--------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- -------- ------
PETROKAZAKHSTAN INC               COM            71649P102    2,281    41,900 SH  PUT  DEFINED                41,900
--------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- -------- ------
LIBERTY MEDIA CORP                DEB            530715AL5      558 1,001,000 PRN      DEFINED             1,001,000
--------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- -------- ------
